Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017	Dec. 31, 2017
Allowance for doubtful accounts	$ 0					$ 4,100
Successor [Member]
Alowance for doubtful accounts receivable
Predecessor [Member]
Alowance for doubtful accounts receivable		$ 2,400	$ 100	$ 2,400	$ 100